Securities Act File No. 333-233633

Investment Company Act File No. 811-23473

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☑
AND/OR
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 5	☑

Esoterica Thematic Trust

(Exact Name of Registrant as Specified in its Charter)

675 W. 59th St., Suite 903

New York, New York 10069

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (860) 543-3942

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On January 14, 2021 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 1 to the Registration Statement of Esoterica Thematic Trust, on behalf of the Esoterica-Lucerne European Sustainability ETF, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on October 7, 2020 (SEC Accession No. 0001213900-20-030466), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until January 14, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bexley, State of Ohio, on the 16th day of December, 2020.

Esoterica Thematic Trust
By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Title:	Pursuant to Power of Attorney

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
*	Trustee
Darlene DeRemer

*	Treasurer (Principal Financial and Accounting Officer)
Monique Labbe

*	Trustee
Edward E. McRedmond

*	President (Principal Executive Officer)
Karan Trehan

* By:	/s/ JoAnn M. Strasser
Name: JoAnn M. Strasser
Pursuant to Power of Attorney December 16, 2020